Financial Instruments and Risk Management - Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Inputs, Level 3 [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
Assets held for sale	11
Sale of assets	(5)
Deconsolidation of assets	(6)
Veredus asset group	16
Ending balance	16
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	$ (5)